Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes

18.Income Taxes

(a)	Cayman Islands

Under the current tax laws of Cayman Islands, the Company is not subject to income, corporation or capital gains tax, and no withholding tax is imposed upon the payment of dividends.

(b)	Hong Kong Profits Tax

One of the Company’s subsidiaries incorporated in Hong Kong is subject to Hong Kong profit tax at the rate of 8.25% for profit of up to HK$2.0 million and 16.5% for the remainder of taxable income Dividends income received from subsidiaries in China are not subject to Hong Kong profits tax.

(c)	PRC Enterprise Income Tax (“EIT”)

On March 16, 2007, the National People’s Congress of the PRC enacted an Enterprise Income Tax Law (“EIT Law”), under which Foreign Investment Enterprises (“FIEs”) and domestic companies would be subject to EIT at a uniform rate of 25%. The EIT law became effective on January 1, 2008.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.”

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% if the immediate holding company in Hong Kong owns directly at least 25% of the shares of the FIE and could be recognized as a Beneficial Owner of the dividend from PRC tax perspective.

Jifen obtained in 2016 its HNTE certificate with a valid period of three years. Therefore, Jifen is eligible to enjoy a preferential tax rate of 15% from 2016 to 2018 to the extent it has taxable income under the EIT Law, as long as it maintains the HNTE qualification and duly conducts relevant EIT filing procedures with the relevant tax authority. The HNTE certificate was renewed in 2019 and is valid for another three years (from 2019 to 2021). Jifen also obtained a software company certificate in 2017. Pursuant to such certificate, Jifen qualifies for a tax holiday during which it is entitled to an exemption from enterprise income tax for two years commencing from its first profit-making year of operation and a 50% reduction of enterprise income tax for the following three years. However Jifen has not yet enjoyed the above-mentioned preferential tax treatments due to its loss position and as such there is no impact of these tax holidays on earnings or earnings per share.

Reconciliation of the differences between statutory audit rate and the effective tax rate

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Year ended December 31,
	2017	2018	2019
	%	%	%
PRC Statutory income tax rates	25.0%	25.0%	25.0%
Change in valuation allowance	(25.6%)	(15.3%)	(23.2%)
Permanent book — tax difference	1.6%	(9.9%)	(2.0%)
Difference in EIT rates of certain subsidiaries	(1.0%)	0.2%	0.0%
Total	0.0%	0.0%	(0.2%)

Loss from domestic and foreign components before income tax expense (benefit)

The loss before income tax expenses (benefit) for domestic and foreign components’ are as follows:

	Year ended
	December 31, 2017	December 31, 2018	December 31, 2019
Domestic	87,465,046	998,299,456	2,404,676,422
Foreign	7,294,643	947,947,297	279,748,549
Total	94,759,689	1,946,246,753	2,684,424,971

Composition of income tax expense (benefit)

The current and deferred portions of income tax expense (benefit) included in the consolidated statements of comprehensive loss are as follows:

	Year ended
	December 31, 2017	December 31, 2018	December 31, 2019
Current income tax expense	—	—	7,246,119
Deferred income tax benefit	—	(400,541)	(2,403,243)
Income tax expense (benefit)	—	(400,541)	4,842,876

Deferred tax assets and liabilities

The following table sets forth the significant components of the deferred tax assets and deferred tax liabilities:

	As of
	December 31, 2018	December 31, 2019
Deductible temporary difference to accruals and others	158,576,042	442,696,181
Tax losses carried forward	167,760,191	542,743,772
Less: Valuation allowance	(326,336,233)	(985,439,953)
Total of deferred tax assets	—	—
Taxable temporary difference related to acquired right to operate an online audio/video content platform	23,631,899	21,228,656
Total of deferred tax liabilities	23,631,899	21,228,656

Deferred tax liability of RMB 21.2 million represents the difference between the accounting basis and tax basis of the acquired right to operate an online audio/video content platform (Note 9) and will be realized over 10 years which is in line with the acquired right’s amortization period.

As of December 31, 2017, 2018 and 2019, the PRC entities of the Group had tax loss carryforwards of approximately RMB 92.2 million, RMB 675.5 million and RMB 2,372.1 million respectively, which can be carried forward to offset taxable income. The carryforwards period for net operating losses under the EIT Law is five years. The net operating loss carry forward of the Group will start to expire in 2021 for the amount of RMB 367,528 if not utilized. The remaining net operating loss carryforwards will expire in varying amounts between 2021 and 2025. Other than the expiration, there are no other limitations or restrictions upon the Group’s ability to use these operating loss carryforwards. There is no expiration for the advertising expenses carryforwards.

Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and tax loss carry forwards. Valuation allowance was provided for net operating loss carry forward because it was more likely than not that such deferred tax assets will not be realized due to lack of profitable history to support the Group’s estimate of its future taxable income. If events occur in the future that allow the Group to realize part or all of its deferred income tax, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

As of December 31, 2018 and 2019, valuation allowances of RMB 326.3 million and RMB 985.4 million were provided because it was more likely than not that the Group will not be able to utilize certain tax losses carry forwards and other deferred tax assets generated by its subsidiaries and Affiliated Entities. If events occur in the future that allow the Group to realize more of its deferred tax assets than the presently recorded amount, an adjustment to the valuation allowances will increase income when those events occur.

Movement of valuation allowance is as follows:

	Year ended
	December 31, 2017	December 31, 2018	December 31, 2019
Beginning balance	3,496,764	27,776,443	326,336,233
Current year dditions	24,279,679	298,559,790	665,361,186
Current year reversals	—	—	(6,257,466)
Ending balance	27,776,443	326,336,233	985,439,953